Employee Benefit Plans (Parentheticals) (Details 5)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Percentage of securities comprising of low-cost equity index funds not actively managed that track the MSCI EAFE	31.00%	31.00%